Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on net profit/loss at the mining statutory tax rate	$ 115.0	$ 6.0	$ (37.0)
Non-allowable deductions	(30.0)	(6.0)	(20.0)
Gain on bargain purchase	0.0	21.0	0.0
Share-based payments	(8.0)	(8.0)	(6.0)
Impairment of assets	(17.0)	(6.0)	(8.0)
Exploration expenditure	(5.0)	(4.0)	(4.0)
Finance costs	(4.0)	(3.0)	(3.0)
Other	4.0	(6.0)	1.0
Difference between effective mining tax rate and statutory mining rate on mining income	(34.0)	10.0	8.0
Difference between non-mining tax rate and statutory mining rate on non-mining income	3.0	4.0	1.0
Effect on temporary differences due to changes in effective tax rates	(54.0)	(10.0)	(15.0)
Prior year adjustment	0.0	0.0	1.0
Capital allowances, sale of business and other rate differences	51.0	43.0	33.0
Deferred tax asset not recognised	(33.0)	(10.0)	(14.0)
Total taxation (expense)/credit	$ 18.0	$ 37.0	$ (43.0)
Average effective tax rate	5.00%	185.00%	40.00%
Freegold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	8.70%	12.50%	20.00%	16.70%
Randfontein
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	1.80%	3.80%	10.10%	14.30%
Avgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	0.00%	0.00%	0.00%
Parent Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	10.50%	19.40%	21.10%	12.50%
Deferred tax asset not recognised as a result of foreign exchange losses	$ 30.9